Financial Income and Costs	12 Months Ended
Dec. 31, 2017
Financial Income and Costs
Financial Income and costs

18. Financial Income and Costs

        An analysis of financial income and costs is as follows:

	For the year ended December 31,
	2015	2016	2017
Financial Income
Interest income	427	720	2,650

Total financial income	427	720	2,650

Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	11,355	35,141	12,398
Interest expense on loans and realized loss on cash flow hedges	68,253	76,495	85,813
Interest expense on bonds and realized loss on cross currency swaps	11,331	11,723	27,085
Finance lease charge	—	9,367	10,875
Loss arising on NOK Bonds repurchase at a premium (Note 13)	—	2,120	1,459
Other financial costs	1,017	2,470	1,551

Total financial costs	91,956	137,316	139,181

        During the year ended December 31, 2016, an amount of $23,097 representing the write-off of the unamortized deferred loan and bond issuance costs in connection with the loan and NOK Bond refinancings described in Note 13 is included in Amortization and write-off of deferred loan/bond issuance costs and premium.